Loans and advances to customers - By geographical location and age (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 942,218	€ 882,921	€ 848,915
Gross carrying amount | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	32,543
Gross carrying amount | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		34,218	36,280
Gross carrying amount | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	11,776
Gross carrying amount | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		13,152	11,724
Gross carrying amount | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	3,992
Gross carrying amount | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		4,167	4,977
Gross carrying amount | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,339
Gross carrying amount | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,083	2,521
Gross carrying amount | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,027
Gross carrying amount | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,929	2,128
Gross carrying amount | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	12,409
Gross carrying amount | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		12,887	14,930
Gross carrying amount | SPAIN | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	14,894
Gross carrying amount | SPAIN | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		16,382	18,200
Gross carrying amount | SPAIN | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	4,018
Gross carrying amount | SPAIN | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		5,671	6,012
Gross carrying amount | SPAIN | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	914
Gross carrying amount | SPAIN | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		780	938
Gross carrying amount | SPAIN | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	686
Gross carrying amount | SPAIN | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		551	793
Gross carrying amount | SPAIN | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	668
Gross carrying amount | SPAIN | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		656	814
Gross carrying amount | SPAIN | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	8,608
Gross carrying amount | SPAIN | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		8,724	9,643
Gross carrying amount | European Union (excluding Spain) | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	7,740
Gross carrying amount | European Union (excluding Spain) | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		7,911	8,747
Gross carrying amount | European Union (excluding Spain) | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,659
Gross carrying amount | European Union (excluding Spain) | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,940	2,023
Gross carrying amount | European Union (excluding Spain) | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,169
Gross carrying amount | European Union (excluding Spain) | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,213	1,526
Gross carrying amount | European Union (excluding Spain) | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	723
Gross carrying amount | European Union (excluding Spain) | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		577	811
Gross carrying amount | European Union (excluding Spain) | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	622
Gross carrying amount | European Union (excluding Spain) | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		519	558
Gross carrying amount | European Union (excluding Spain) | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,567
Gross carrying amount | European Union (excluding Spain) | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,662	3,829
Gross carrying amount | United States and Puerto Rico | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,308
Gross carrying amount | United States and Puerto Rico | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,676	2,146
Gross carrying amount | United States and Puerto Rico | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,725
Gross carrying amount | United States and Puerto Rico | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,906	1,221
Gross carrying amount | United States and Puerto Rico | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	403
Gross carrying amount | United States and Puerto Rico | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		531	641
Gross carrying amount | United States and Puerto Rico | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	34
Gross carrying amount | United States and Puerto Rico | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		30	42
Gross carrying amount | United States and Puerto Rico | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	21
Gross carrying amount | United States and Puerto Rico | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		31	50
Gross carrying amount | United States and Puerto Rico | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	125
Gross carrying amount | United States and Puerto Rico | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		178	192
Gross carrying amount | Other OECD countries | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,790
Gross carrying amount | Other OECD countries | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		2,737	2,758
Gross carrying amount | Other OECD countries | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,426
Gross carrying amount | Other OECD countries | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,414	1,523
Gross carrying amount | Other OECD countries | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	574
Gross carrying amount | Other OECD countries | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		498	563
Gross carrying amount | Other OECD countries | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	172
Gross carrying amount | Other OECD countries | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		143	166
Gross carrying amount | Other OECD countries | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	124
Gross carrying amount | Other OECD countries | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		162	128
Gross carrying amount | Other OECD countries | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	494
Gross carrying amount | Other OECD countries | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		520	378
Gross carrying amount | Latin America (non-OECD) | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	4,811
Gross carrying amount | Latin America (non-OECD) | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		4,512	4,429
Gross carrying amount | Latin America (non-OECD) | With no past due balances or less than 90 days past due | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,948
Gross carrying amount | Latin America (non-OECD) | With no past due balances or less than 90 days past due | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,221	945
Gross carrying amount | Latin America (non-OECD) | 90 to 180 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	932
Gross carrying amount | Latin America (non-OECD) | 90 to 180 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		1,145	1,309
Gross carrying amount | Latin America (non-OECD) | 180 to 270 days | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	724
Gross carrying amount | Latin America (non-OECD) | 180 to 270 days | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		782	709
Gross carrying amount | Latin America (non-OECD) | 270 days to 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	592
Gross carrying amount | Latin America (non-OECD) | 270 days to 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		561	578
Gross carrying amount | Latin America (non-OECD) | More than 1 year | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 615
Gross carrying amount | Latin America (non-OECD) | More than 1 year | Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers		€ 803	€ 888